Restructuring and Other Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	$ 396
Restructuring Costs recorded within discontinued operations	139
Total restructuring costs	535
Disposal Group, Including Discontinued Operation, Recognized Net (Gain) Loss Due to Curtailments	109
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	326
Utilization and foreign exchange	120
Restructuring Reserve Ending Balance	206
Restructuring and Related Cost, Incurred Cost	326
Restructuring and Related Cost, Expected Cost	543
Restructuring And Related Cost Expected Remaining	217
Current Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	289
Utilization and foreign exchange	106
Restructuring Reserve Ending Balance	183
Current Year Actions [Member] | Facility Exit, Lease Termination & Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	37
Utilization and foreign exchange	14
Restructuring Reserve Ending Balance	23
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	73
Restructuring Reserve Beginning Balance	165
Utilization and foreign exchange	144
Restructuring Reserve Ending Balance	94	$ 165
Restructuring and Related Cost, Incurred Cost	73	325
Restructuring and Related Cost, Expected Cost	446
Restructuring And Related Cost Expected Remaining	48
Prior Year Actions [Member] | Severance [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	52
Restructuring Reserve Beginning Balance	156
Utilization and foreign exchange	116
Restructuring Reserve Ending Balance	92	156
Prior Year Actions [Member] | Facility Exit, Lease Termination & Other Costs [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	21
Restructuring Reserve Beginning Balance	9
Utilization and foreign exchange	28
Restructuring Reserve Ending Balance	2	9
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	51
Otis [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	35
Restructuring and Related Cost, Expected Cost	51
Restructuring And Related Cost Expected Remaining	16
Otis [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	16	98
Restructuring and Related Cost, Expected Cost	121
Restructuring And Related Cost Expected Remaining	7
UTC Climate, Controls and Security [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	108
UTC Climate, Controls and Security [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	83
Restructuring and Related Cost, Expected Cost	207
Restructuring And Related Cost Expected Remaining	124
UTC Climate, Controls and Security [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	31	86
Restructuring and Related Cost, Expected Cost	123
Restructuring And Related Cost Expected Remaining	6
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	105
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	82
Restructuring and Related Cost, Expected Cost	83
Restructuring And Related Cost Expected Remaining	1
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	24	64
Restructuring and Related Cost, Expected Cost	117
Restructuring And Related Cost Expected Remaining	29
UTC Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	111
UTC Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	105
Restructuring and Related Cost, Expected Cost	181
Restructuring And Related Cost Expected Remaining	76
UTC Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	2	72
Restructuring and Related Cost, Expected Cost	80
Restructuring And Related Cost Expected Remaining	6
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	21
Eliminations and other [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	21
Restructuring and Related Cost, Expected Cost	21
Restructuring And Related Cost Expected Remaining	0
Eliminations and other [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and Related Cost, Incurred Cost	0	$ 5
Restructuring and Related Cost, Expected Cost	5
Restructuring And Related Cost Expected Remaining	0
Cost of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	185
Cost of Sales [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	148
Cost of Sales [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	43
Selling, General and Administrative Expenses [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	211
Selling, General and Administrative Expenses [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	178
Selling, General and Administrative Expenses [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring costs recorded within continuing operations	$ 30